K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

March 4, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	John Hancock Investment Trust III (the “Trust”), on behalf of:
John Hancock Greater China Opportunities Fund (the “Fund”)
File Nos. 033-04559; 811-04630

CERTIFICATION UNDER RULE 497(j)

Dear Sir/Madam:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the forms of prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information dated March 1, 2016, contained in Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 69 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 25, 2016 via EDGAR, accession number 0001133228-16-007643.

If you have any questions or comments, please call me at 617-261-3240.

Sincerely,

/s/ George P. Attisano

George P. Attisano

K&L Gates LLP

Cc: Ariel Ayanna,

Assistant Secretary of the Trust